Statements of changes in equity - USD ($) $ in Thousands	Issued capital [member]	Retained earnings [member]	Underwriting Commissions and Issue Expenses [Member]	Unit Premiums and Reserves [Member]	Total
Balance as at January 1, 2022 at Dec. 31, 2020	$ 2,280,830	$ 201,349	$ (74,431)	$ 67	$ 2,407,815
Balance as (in number of units) at Dec. 31, 2021 at Dec. 31, 2020	251,134,722
Proceeds from issuance of Units (note 7)	$ 1,755,965				1,755,965
Proceeds from issuance of Units (in number of units) (note 7)	181,477,952
Cost of redemption of Units (note 7)	$ (9)	1			(8)
Proceeds from issuance of Units (in number of units) (note 7)	(925)
Net income (loss) and comprehensive income (loss) for the year		(549,515)			(549,515)
Underwriting commissions and issue expenses			(14,146)		(14,146)
Balance as at December 31, 2022 at Dec. 31, 2021	$ 4,036,786	(348,165)	(88,577)	67	3,600,111
Balance as (in number of units) at Dec. 31, 2021 at Dec. 31, 2021	432,611,749
Proceeds from issuance of Units (note 7)	$ 390,959				390,959
Proceeds from issuance of Units (in number of units) (note 7)	50,578,176
Cost of redemption of Units (note 7)	$ (604)	123		24	(457)
Proceeds from issuance of Units (in number of units) (note 7)	(60,447)
Net income (loss) and comprehensive income (loss) for the year		103,219			103,219
Underwriting commissions and issue expenses			(2,583)		(2,583)
Balance as at December 31, 2022 at Dec. 31, 2022	$ 4,427,141	$ (244,823)	$ (91,160)	$ 91	$ 4,091,249
Balance as (in number of units) at Dec. 31, 2021 at Dec. 31, 2022	483,129,478